COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule Of Future Minimum Payments Under Non-cancelable Operating Lease Agreements	The following table summarizes the future minimum payments under this non-cancelable lease at September 30, 2013: 2013 $ 22,781 2014 $ 91,738 2015 $ 54,416 2016 $ - 2017 $ - --------- $ 168,935